Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2013
Segment Reporting [Abstract]
Segmental and geographical information
	Year Ended April 30,
	2013	2012	2011
Net sales:
U.S. Retail Coffee	$2,306.5	$2,297.7	$1,930.9
U.S. Retail Consumer Foods	2,214.8	2,094.5	1,953.0
International, Foodservice, and Natural Foods	1,376.4	1,133.6	941.8

Total net sales	$5,897.7	$5,525.8	$4,825.7

Segment profit:
U.S. Retail Coffee	$607.5	$543.0	$536.1
U.S. Retail Consumer Foods	415.3	393.3	406.5
International, Foodservice, and Natural Foods	198.2	168.6	159.6

Total segment profit	$1,221.0	$1,104.9	$1,102.2

Interest expense – net	(93.4)	(79.8)	(67.1)
Share-based compensation expense	(20.5	(19.3)	(19.9)
Cost of products sold – restructuring and merger and integration	(11.5)	(43.2)	(54.1)
Other restructuring and merger and integration costs	(42.8)	(72.5)	(59.1)
Other special project costs	(6.7)	—	—
Corporate administrative expenses	(229.1)	(191.6)	(184.8)
Other income – net	0.3	2.7	—

Income before income taxes	$817.3	$701.2	$717.2

Assets:
U.S. Retail Coffee	$4,882.4	$5,033.6	$4,830.1
U.S. Retail Consumer Foods	2,618.2	2,612.7	2,416.0
International, Foodservice, and Natural Foods	1,201.3	1,179.6	684.4
Unallocated (A)	329.9	289.3	394.1

Total assets	$9,031.8	$9,115.2	$8,324.6

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$100.7	$102.3	$95.4
U.S. Retail Consumer Foods	47.1	46.7	43.3
International, Foodservice, and Natural Foods	63.7	37.7	41.7
Unallocated (B)	39.4	64.9	76.8

Total depreciation, amortization, and impairment charges	$250.9	$251.6	$257.2

Additions to property, plant, and equipment:
U.S. Retail Coffee	$46.5	$86.9	$59.9
U.S. Retail Consumer Foods	85.1	159.5	88.2
International, Foodservice, and Natural Foods	74.9	27.8	32.0

Total additions to property, plant, and equipment	$206.5	$274.2	$180.1

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense.

Segmental information related to net sales and assets by geographic location

	Year Ended April 30,
	2013	2012	2011
Net sales:
Domestic	$5,355.9	$5,014.7	$4,358.1
International:
Canada	$459.5	$447.0	$409.7
All other international	82.3	64.1	57.9

Total international	$541.8	$511.1	$467.6

Total net sales	$5,897.7	$5,525.8	$4,825.7

Assets: (A)
Domestic	$8,585.4	$8,683.5	$7,912.3
International:
Canada	$396.3	$386.0	$406.6
All other international	50.1	45.7	5.7

Total international	$446.4	$431.7	$412.3

Total assets	$9,031.8	$9,115.2	$8,324.6

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,234.7	$1,164.8	$886.0
International:
Canada	$20.6	$28.1	$48.1
All other international	39.0	37.2	0.7

Total international	$59.6	$65.3	$48.8

Total long-lived assets (excluding goodwill and other intangible assets)	$1,294.3	$1,230.1	$934.8

(A)	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.

Product sales information

	Year Ended April 30,
	2013	2012	2011
Coffee	48%	48%	44%
Peanut butter	13	12	12
Fruit spreads	6	7	8
Shortening and oils	6	7	7
Baking mixes and frostings	6	6	6
Canned milk	4	5	5
Flour and baking ingredients	4	5	5
Juices and beverages	3	2	3
Frozen handheld	3	2	2
Portion control	2	2	3
Toppings and syrups	2	2	2
Other	3	2	3

Total product sales	100%	100%	100%